PROPERTY, PLANT AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
SCHEDULE OF PROPERTY, PLANT AND EQUIPMENT NET

	Computers and electronic equipment	Machines and manufacturing equipment	Furniture and equipment	Vehicles	ERP system and R&D expenses	Leasehold Improvements	Right of use Asset	Total
Cost:
As of January 1, 2023	$416	$2,208	$359	$858	219	$403	$1,180	$5,643
Additions	61	4	10	130	-	13	-	218
Disposals	-	-	-	(70)	-	-	-	(70)
Translation adjustments	(15)	(60)	(7)	(50)	(13)	(22)	(36)	(203)
As of December 31, 2023	$462	$2,152	$362	$868	206	$394	$1,144	$5,588

Accumulated depreciation:
As of January 1, 2023	$290	$1,610	$289	$357	$5	$376	$360	$3,287
Additions	48	96	13	91	55	4	258	565
Disposals	-	-	-	(26)	-	-	-	(26)
Translation adjustments	(12)	(28)	(15)	(10)	(7)	(21)	(6)	(99)
As of December 31, 2023	$326	$1,678	$287	$412	$53	$359	$612	$3,727

Net Book Value:
As of December 31, 2023	$136	$474	$75	$456	153	$35	$532	$1,861
As of December 31, 2022	$126	$598	$70	$501	214	$27	$821	$2,357

	Computers and electronic equipment	Machines and manufacturing equipment	Furniture and equipment	Vehicles	ERP system and R&D expenses	Leasehold Improvements	Right of use Asset	Total
Cost:
As of January 1, 2022	$440	$-	$201	$968	$-	$59	$362	$2,030
Additions	29	174	28	316	223	14	-	784
Disposals	-	-	-	(380)	-	-		(380)
Additions from newly acquired subsidiary	-	2,242	178	34	-	367	859	3,681
Translation adjustments	(53)	(208)	(48)	(80)	(4)	(37)	(42)	(472)
As of December 31, 2022	$416	$2,208	$359	$858	219	$403	$1,180	$5,643

Accumulated depreciation:
As of January 1, 2022	$288	$-	$142	$368	$-	$59	$101	$958
Additions	37	116	16	88	5	3	107	372
Disposals	-	-	-	(58)	-	-	-	(58)
Additions from newly acquired subsidiary	-	1,657	158	6	-	350	164	2,335
Translation adjustments	(35)	(163)	(27)	(47)	-	(36)	(12)	(319)
As of December 31, 2022	$290	$1,610	$289	$357	$5	$376	$360	$3,287

Net Book Value:
As of December 31, 2022	$126	$598	$70	$501	214	$27	$821	$2,357
As of December 31, 2021	$152	$-	$59	$600	-	$-	$261	$1,072